Subsequent Events (Details) - USD ($)							6 Months Ended	12 Months Ended
	Oct. 30, 2024	Oct. 17, 2024	Aug. 22, 2024	Aug. 20, 2024	Sep. 22, 2023	Apr. 19, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 18, 2024	Jul. 08, 2024	Jan. 10, 2024
Subsequent Events [Line Items]
Market value of listed securities											$ 50,000,000
Payment for fee								$ 120,000	$ 80,000
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001	$ 0.0001
Deposit							$ 1,100,000
Repay indebtedness							400,000
Shares of common stock sold (in Dollars per share)								$ 0.1
Aggregate shares (in Shares)					3,358,759	7,414,905
OID Convertible Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount	$ 3,894,000
Convertible Notes Payable 1 [Member]
Subsequent Events [Line Items]
Convertible note							517,000
Convertible Notes Payable 2 [Member]
Subsequent Events [Line Items]
Convertible note							$ 0
Subsequent Event [Member]
Subsequent Events [Line Items]
Market value of listed securities												$ 50,000,000
Total consideration				$ 100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001
Common stock value				$ 10
Deposit			$ 18,564.2
Shares of common stock sold (in Dollars per share)			$ 0.04
Aggregate shares (in Shares)			262,231
Redemption value			$ 2,956,393.95
Redemption value per share (in Dollars per share)			$ 11.27
Subsequent Event [Member] | Convertible Notes Payable 1 [Member]
Subsequent Events [Line Items]
Convertible note										$ 23,000
Subsequent Event [Member] | Convertible Notes Payable 2 [Member]
Subsequent Events [Line Items]
Convertible note										$ 37,000
Forecast [Member]
Subsequent Events [Line Items]
Deposit		$ 18,564.2
Original issue discount convertible note percentage	10.00%
Forecast [Member] | OID Convertible Note [Member]
Subsequent Events [Line Items]
Full value of the OID Convertible Note	$ 2,950,000
Capital Market [Member]
Subsequent Events [Line Items]
Payment for fee								$ 5,000